Premises And Equipment - Details of changes in right-of-use assets (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of changes in right-of-use assets [Abstract]
Beginning balance	₩ 385,544	₩ 447,555
Changes in right-of-use assets [Abstract]
New contracts	235,215	189,660
Changes in contract	3,488	9,289
Termination	(44,467)	(48,305)
Depreciation	(222,581)	(239,068)
Business combination	819	0
Others	7,065	26,413
Ending balance	365,083	385,544
Building
Reconciliation of changes in right-of-use assets [Abstract]
Beginning balance	367,480	435,132
Changes in right-of-use assets [Abstract]
New contracts	225,396	172,812
Changes in contract	3,514	9,064
Termination	(43,597)	(46,563)
Depreciation	(211,175)	(228,403)
Business combination	819	0
Others	7,057	25,438
Ending balance	349,494	367,480
Equipment and vehicles
Reconciliation of changes in right-of-use assets [Abstract]
Beginning balance	18,064	12,423
Changes in right-of-use assets [Abstract]
New contracts	9,819	16,848
Changes in contract	(26)	225
Termination	(870)	(1,742)
Depreciation	(11,406)	(10,665)
Business combination	0	0
Others	8	975
Ending balance	₩ 15,589	₩ 18,064